Segmented information - Disclosure of PP&E, contract costs and intangible assets (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Sep. 30, 2019
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 1,800,649	$ 1,138,608
U.S.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	487,698	367,415
Canada
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	412,469	292,291
U.K.
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	138,391	103,803
France
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	137,307	45,501
Sweden
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	162,506	125,987
Finland
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	93,948	46,828
Germany
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	107,809	47,800
Netherlands
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	64,551	22,187
Rest of the world
Disclosure of operating segments [line items]
PP&E, contract costs and intangible assets	$ 195,970	$ 86,796